Collection Period Ended ##########
Principal Note
Payment Factor
0.00 0.000000
30,031,355.69 0.502659
0.00 1.000000
0.00 1.000000
30,031,355.69
Interest & Principal
Payment
0.00
30,113,381.92
502,916.67
120,945.67
$30,737,244.26
$705,888.57
502,916.67
Total
0.00
1.183333
Class A-4 Notes 2.140000% 120,945.67 1.783333 1.783333
Class A-3 Notes 1.420000%
per $1000 Face Amount
1.183333
0.000000
Class A-2 Notes 0.700000% 82,026.23 0.372847 136.879009
Class A-1 Notes 0.309120%
Current Overcollateralization Amount 89,367,679.62 12.90%
0.000000
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount
Amount Percentage
Initial Overcollateralization Amount 103,010,874.91 9.40%
Target Overcollateralization Amount 89,367,679.62 12.90%
Yield Supplement Overcollateralization Amount 54,176,014.97 34,205,795.77 32,626,426.10
Pool Balance
1,150,006,889.88
761,457,674.46
725,399,136.37
Overcollateralization 103,010,874.91 93,815,492.35 89,367,679.62
Adjusted Pool Balance 1,095,830,874.91 727,251,878.69 692,772,710.27
0.000000
Total Note Balance
992,820,000.00
633,436,386.34
603,405,030.65
Class A-4 Notes 67,820,000.00 67,820,000.00 67,820,000.00
136.506162
Class A-3 Notes 425,000,000.00 425,000,000.00 425,000,000.00 0.000000
Class A-2 Notes 220,000,000.00 140,616,386.34 110,585,030.65
Face Amount
Class A-1 Notes 280,000,000.00 0.00 0.00 0.000000
Balance Balance Balance
Interest Period of the Class A-1 Notes (from... to) 15-Mar-2011 15-Apr-2011 Actual/360 Days
Summary
Initial Beginning Ending Principal per $1000
Record Date 14-Apr-2011
Distribution Date 15-Apr-2011
31
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 15-Mar-2011 15-Apr-2011 30/360 Days 30
Collection Period No. 11
Collection Period (from... to) 1-Mar-2011 31-Mar-2011
Determination Date 13-Apr-2011
Mercedes-Benz Auto Receivables Trust 2010-1
Investor Report

Amounts in USD
Dates
Regular Principal Distributable Amount 30,031,355.69 30,031,355.69 0.00
Aggregate Principal Distributable Amount 30,031,355.69 30,031,355.69 0.00
Interest Distributable Amount Class A Notes 705,888.57 705,888.57 0.00
Priority Principal Distributable Amount 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes 120,945.67 120,945.67 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-2 Notes 82,026.23 82,026.23 0.00
thereof on Class A-3 Notes 502,916.67 502,916.67 0.00
Monthly Interest Distributable Amount 705,888.57 705,888.57 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
Total Trustee Fee
0.00 0.00 0.00 Total Trustee Fee
38,595,480.39
Distribution Detail
Due Paid Shortfall
Total Servicing Fee 634,548.06 634,548.06 0.00
Available Funds
38,595,480.39
(9) Excess Collections to Certificateholders 7,223,688.07
Total Distribution
Available Collections
38,595,480.39 (7) Additional Servicing Fee and Transition Costs 0.00
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Investment Earnings 246.22 (6) Regular Principal Distributable Amount 30,031,355.69
Recoveries 397,772.15 (3) Interest Distributable Amount Class A Notes 705,888.57
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Interest Collections 2,468,795.03 Nonrecoverable Advances to the Servicer 0.00
Net Liquidation Proceeds 104,148.24 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Available Funds
Distributions
Principal Collections 35,624,518.75 (1) Total Servicing Fee 634,548.06
Weighted Average Seasoning (months) 11.89 23.18
Weighted Average APR 4.06% 4.02%
Weighted Average Number of Remaining Payments 50.23 40.01
Pool Balance end of Collection Period 725,399,136.37 31,484
Pool Factor 63.08%
As of Cutoff Date Current
Principal Collections attributable to Full Pay-offs 13,924,758.84
Principal Purchase Amounts 0.00
Principal Gross Losses 434,019.34
Pool Balance beginning of Collection Period 761,457,674.46 32,274
Principal Collections 21,699,759.91
Notice to Investors
Pool Statistics
Pool Data
Amount Number of Receivables
Cutoff Date Pool Balance 1,150,006,889.88 38,540
Investment Earnings
Net Investment Earnings on the Reserve Fund 18.94
Net Investment Earnings on the Collection Account 227.28
Investment Earnings for the Collection Period 246.22
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 2,739,577.19
Reserve Fund Deficiency 0.00
plus top up Reserve Fund up to the Required Amount 0.00
plus Net Investment Earnings for the Collection Period 18.94 minus Net Investment Earnings 18.94
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 2,739,577.19
Reserve Fund Amount - Beginning Balance 2,739,577.19
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.205%
Principal Net Losses -60,175.85
Cumulative Principal Net Losses 2,355,120.65
Principal Gross Losses 434,019.34
Principal Net Liquidation Proceeds 102,180.70
Principal Recoveries 392,014.49
Total 725,399,136.37 31,484 100.00%
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
61-90 Days Delinquent 1,004,654.02 29 0.14%
91-120 Days Delinquent 331,144.38 11 0.05%
Percentage
Current 720,914,784.20 31,324 99.38%
31-60 Days Delinquent 3,148,553.77 120 0.43%
Delinquency Profile *
Amount Number of Receivables